Label	Element	Value
Innovator Nasdaq-100 10 Buffer ETF - Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 1.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.80%
Innovator Nasdaq-100 10 Buffer ETF - Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 488.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Innovator Nasdaq-100 10 Buffer ETF - Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 439.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator Nasdaq-100 10 Buffer ETF - Quarterly | Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: 510.33 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)